UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21700

Tortoise North American Energy Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
 (Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Tortoise North American Energy Corporation
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2013
	Shares	Fair Value
Master Limited Partnerships and Related Companies — 140.8%(1)
Crude/Refined Products Pipelines — 46.2%(1)
United States — 46.2%(1)
Buckeye Partners, L.P.(2)	180,600	$12,642,000
Enbridge Energy Partners, L.P.(2)	290,604	8,665,811
Genesis Energy L.P.	21,706	1,056,431
Holly Energy Partners, L.P.(2)	95,360	3,388,141
Magellan Midstream Partners, L.P.(2)	301,400	16,353,964
MPLX LP	86,500	3,088,050
NuStar Energy L.P.(2)	115,000	4,796,650
Oiltanking Partners, L.P.	24,900	1,207,650
Phillips 66 Partners LP	40,200	1,236,954
Plains All American Pipeline, L.P.(2)	301,900	15,264,064
Rose Rock Midstream, L.P.	19,042	622,102
Sunoco Logistics Partners L.P.(2)	158,440	10,178,186
Tesoro Logistics L.P.(2)	57,800	3,098,080
		81,598,083

Natural Gas/Natural Gas Liquids Pipelines — 63.2%(1)
United States — 63.2%(1)
Boardwalk Pipeline Partners, L.P.(2)	165,400	4,971,924
El Paso Pipeline Partners, L.P.(2)	370,310	15,453,036
Energy Transfer Equity, L.P.(2)	110,400	7,102,032
Energy Transfer Partners, L.P.(2)	206,800	10,602,636
Enterprise Products Partners L.P.(2)(3)	293,700	17,451,654
EQT Midstream Partners, L.P.	60,200	2,882,978
Inergy Midstream, L.P.	142,900	3,320,996
Kinder Morgan Energy Partners, L.P.(2)	59,000	4,812,040
Kinder Morgan Management, L.L.C.(2)(4)	162,503	12,974,261
ONEOK Partners, L.P.(2)	93,800	4,651,542
Regency Energy Partners L.P.(2)	392,400	10,606,572
Spectra Energy Partners, L.P.(2)	139,500	5,814,360
TC PipeLines, L.P.(2)	27,000	1,304,640
Williams Partners L.P.(2)	196,900	9,713,077
		111,661,748
Natural Gas Gathering/Processing — 19.7%(1)
United States — 19.7%(1)
Access Midstream Partners, L.P.(2)	139,200	6,348,912
Crestwood Midstream Partners, L.P.	42,700	1,107,638
DCP Midstream Partners, L.P.(2)	130,100	6,235,693
MarkWest Energy Partners, L.P.(2)	92,400	6,171,396
Summit Midstream Partners, LP	45,300	1,493,994
Targa Resources Partners L.P.(2)	134,400	6,566,784
Western Gas Equity Partners, LP	41,104	1,618,675
Western Gas Partners L.P.(2)	90,700	5,363,998
		34,907,090

Oil and Gas Production — 10.4%(1)
United States — 10.4%(1)
BreitBurn Energy Partners L.P.(2)	181,288	3,203,359
EV Energy Partners, L.P.(2)	72,900	2,660,121
Legacy Reserves, L.P.(2)	131,663	3,552,268
Linn Energy, LLC(2)	206,400	4,976,304
Pioneer Southwest Energy Partners L.P.	47,800	1,955,020
Vanguard Natural Resources, LLC(2)	78,000	2,141,100
		18,488,172

Marine Transportation — 1.3%(1)
Republic of the Marshall Islands — 1.3%(1)
Teekay LNG Partners L.P.(2)	53,500	2,251,280

Total Master Limited Partnerships and
Related Companies (Cost $154,843,697)		248,906,373

Common Stock — 2.3%(1)
Marine Transportation — 0.7%(1)
Republic of the Marshall Islands — 0.7%(1)
Teekay Offshore Partners L.P.(2)	42,400	1,347,048

Other — 1.6%(1)
Republic of the Marshall Islands — 1.6%(1)
Seadrill Partners LLC	90,000	2,787,300

Total Common Stock (Cost $2,993,360)		4,134,348
Short-Term Investment — 0.1%(1)
United States Investment Company — 0.1%(1)
Fidelity Institutional Money Market Portfolio - Class I, 0.05%(5) (Cost $129,757)	129,757	129,757

Total Investments — 143.2%(1) (Cost $157,966,814)		253,170,478
Interest Rate Swap Contracts - (0.0%)(1)
$25,000,000 notional - Unrealized Depreciation		(93,060)
Other Assets and Liabilities — (43.2%)(1)		(76,309,535)
Total Net Assets Applicable to Common
Stockholders — 100.0%(1)		$176,767,883

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) All or a portion of the security is segregated as collateral for the margin borrowing facility.
(3) All or a portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts of $93,060.
(4) Security distributions are paid-in-kind.
(5) Rate reported is the current yield as of August 31, 2013.

Various inputs are used in determining the fair value of the Company’s financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of August 31, 2013. These assets and liabilities are measured on a recurring basis.

Description	Fair Value at August 31, 2013	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock(a)	$4,134,348	$4,134,348	$-	$-
Master Limited Partnerships and Related Companies(a)	248,906,373	248,906,373	-	-
Total Equity Securities	253,040,721	253,040,721	-	-
Other Securities:
Short-Term Investment(b)	129,757	129,757	-	-
Total Assets	$253,170,478	$253,170,478	$-	$-
Liabilities
Interest Rate Swap Contracts	$93,060	$-	$93,060	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at August 31, 2013.

The Company did not hold any Level 3 securities during the period from December 1, 2012 through August 31, 2013.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

Interest rate swap contracts are valued by using industry-accepted models which discount the estimated future cash flows based on a forward rate curve and the stated terms of the interest rate swap agreement by using interest rates currently available in the market, or based on dealer quotations, if available, which applies to the Company’s Level 2 liabilities.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels during the period ended August 31, 2013.

As of August 31, 2013, the aggregate cost of securities for federal income tax purposes was $126,191,388.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $127,027,823, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $48,733 and the net unrealized appreciation was $126,979,090.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise North American Energy Corporation

Date: October 24, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise North American Energy Corporation

Date: October 24, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise North American Energy Corporation

Date: October 24, 2013	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer